Share capital - Summary of RSU And DSU Plan (Detail)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
RSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance		330,000
Expired		(220,000)
Exercised		(110,000)
Ending balance	1,655,000
Granted	1,655,000
DSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance	800,000	1,010,000
Exercised		(210,000)
Ending balance	2,525,000	800,000
Granted	1,725,000